Financial Risk and Fair Value Disclosures - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivables from the top ten customers	56.00%	60.00%
Profit or loss attributable to change in unrealized gains or losses for financial assets without quoted market prices held at end of period	$ (74)	$ 330	$ 721
Profit or loss attributable to change in unrealized gains or losses for financial liabilities without quoted market prices held at end of period	829	(360)	0
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in profit due to percentage increase in market risk	19	39	44
Increase (decrease) in profit due to percentage decrease in market risk	$ (19)	$ (39)	$ (44)
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 285	$ 393	$ 263
Percentage decrease in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (285)	$ (393)	$ (263)
Increase (decrease) in other comprehensive income due to percentage increase in market risk	579	867	453
Increase (decrease) in other comprehensive income due to percentage decrease in market risk	$ (579)	$ (867)	$ (453)
Taiwan, New Dollars | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 1,305	$ 1,104	$ 1,336
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (1,305)	$ (1,104)	$ (1,336)
China, Yuan Renminbi | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 572	$ 375	$ 1,625
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (572)	$ (375)	$ (1,625)
Japan, Yen | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 538	$ 434	$ 473
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (538)	$ (434)	$ (473)